OTHER LONG-TERM OBLIGATIONS (Details) (CAD) In Millions, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Sep. 30, 2012
Environmental and remedial	4.2	5.7
Snowflake union pension liability	10.1	0
Other	1.2	3.1
Other Liabilities, Noncurrent	15.5	8.8	8.9	9.0